Cover	Aug. 06, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2025
Entity File Number	001-38742
Entity Registrant Name	Advent Technologies Holdings, Inc.
Entity Central Index Key	0001744494
Entity Tax Identification Number	83-0982969
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5637 La Ribera Street
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Livermore
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94550
City Area Code	(925)
Local Phone Number	455-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ADN
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock, each at an exercise price of $345.00
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $345.00
Trading Symbol	ADNWW
Security Exchange Name	NASDAQ